ACQUISTION AND DIVESTITURE ACTIVITY - PRO FORMA INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenues	$ 10,463	$ 10,473
Net income	1,145	1,938
Earnings	$ 1,058	$ 1,641
IEnova [Member] | Sempra Mexico [Member]
Business Acquisition [Line Items]
Ownership percentage held by noncontrolling owners	33.60%	18.90%	33.60%	18.90%